Distribution Date:	09/13/21	Deutsche Mortgage Asset & Receiving Corporation
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-CD1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300, | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,,40th Floor | New York, NY 10016
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23	Controlling Class	RREF III Debt AIV, L.P.
		Representative
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25		, | ,
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12514MAY1	1.443000%	30,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12514MAZ8	2.453000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12514MBA2	2.622000%	46,236,000.00	46,235,575.46	710,666.82	101,024.73	0.00	0.00	811,691.55	45,524,908.64	33.40%	30.00%
A-3	12514MBB0	2.459000%	168,000,000.00	167,999,999.25	0.00	344,260.00	0.00	0.00	344,260.00	167,999,999.25	33.40%	30.00%
A-4	12514MBC8	2.724000%	207,191,000.00	207,191,000.00	0.00	470,323.57	0.00	0.00	470,323.57	207,191,000.00	33.40%	30.00%
A-M	12514MBE4	2.926000%	73,839,000.00	73,839,000.00	0.00	180,044.10	0.00	0.00	180,044.10	73,839,000.00	21.71%	19.50%
B	12514MBF1	3.077000%	31,644,000.00	31,644,000.00	0.00	81,140.49	0.00	0.00	81,140.49	31,644,000.00	16.70%	15.00%
C	12514MBG9	3.631000%	28,129,000.00	28,129,000.00	0.00	85,113.67	0.00	0.00	85,113.67	28,129,000.00	12.25%	11.00%
D	12514MAL9	2.929421%	31,645,000.00	31,645,000.00	0.00	77,251.27	0.00	0.00	77,251.27	31,645,000.00	7.24%	6.50%
E	12514MAN5	2.550000%	15,823,000.00	15,823,000.00	0.00	33,623.88	0.00	0.00	33,623.88	15,823,000.00	4.73%	4.25%
F	12514MAQ8	2.550000%	6,153,000.00	6,153,000.00	0.00	13,075.12	0.00	0.00	13,075.12	6,153,000.00	3.76%	3.38%
G*	12514MAS4	2.550000%	23,733,985.00	23,733,985.00	0.00	21,218.99	0.00	0.00	21,218.99	23,733,985.00	0.00%	0.00%
V	12514MAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12514MAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,219,985.00	632,393,559.71	710,666.82	1,407,075.82	0.00	0.00	2,117,742.64	631,682,892.89

Notional Certificates
X-A	12514MBD6	1.524718%	566,092,000.00	495,265,574.71	0.00	629,283.72	0.00	0.00	629,283.72	494,554,907.89
X-B	12514MAA3	0.841710%	59,773,000.00	59,773,000.00	0.00	41,926.29	0.00	0.00	41,926.29	59,773,000.00
X-C	12514MAC9	1.250000%	31,645,000.00	31,645,000.00	0.00	32,963.54	0.00	0.00	32,963.54	31,645,000.00
X-D	12514MAE5	1.629421%	15,823,000.00	15,823,000.00	0.00	21,485.27	0.00	0.00	21,485.27	15,823,000.00
X-E	12514MAG0	1.629421%	6,153,000.00	6,153,000.00	0.00	8,354.86	0.00	0.00	8,354.86	6,153,000.00
X-F	12514MAJ4	1.629421%	23,733,985.00	23,733,985.00	0.00	32,227.21	0.00	0.00	32,227.21	23,733,985.00
Notional SubTotal			703,219,985.00	632,393,559.71	0.00	766,240.89	0.00	0.00	766,240.89	631,682,892.89

Deal Distribution Total					710,666.82	2,173,316.71	0.00	0.00	2,883,983.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12514MAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12514MAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12514MBA2	999.99081798	15.37042175	2.18497989	0.00000000	0.00000000	0.00000000	0.00000000	17.55540164	984.62039623
A-3	12514MBB0	999.99999554	0.00000000	2.04916667	0.00000000	0.00000000	0.00000000	0.00000000	2.04916667	999.99999554
A-4	12514MBC8	1,000.00000000	0.00000000	2.27000000	0.00000000	0.00000000	0.00000000	0.00000000	2.27000000	1,000.00000000
A-M	12514MBE4	1,000.00000000	0.00000000	2.43833340	0.00000000	0.00000000	0.00000000	0.00000000	2.43833340	1,000.00000000
B	12514MBF1	1,000.00000000	0.00000000	2.56416667	0.00000000	0.00000000	0.00000000	0.00000000	2.56416667	1,000.00000000
C	12514MBG9	1,000.00000000	0.00000000	3.02583348	0.00000000	0.00000000	0.00000000	0.00000000	3.02583348	1,000.00000000
D	12514MAL9	1,000.00000000	0.00000000	2.44118407	0.00000000	0.00000000	0.00000000	0.00000000	2.44118407	1,000.00000000
E	12514MAN5	1,000.00000000	0.00000000	2.12500032	0.00000000	0.00000000	0.00000000	0.00000000	2.12500032	1,000.00000000
F	12514MAQ8	1,000.00000000	0.00000000	2.12499919	0.00000000	0.00000000	0.00000000	0.00000000	2.12499919	1,000.00000000
G	12514MAS4	1,000.00000000	0.00000000	0.89403402	1.23096606	17.42610522	0.00000000	0.00000000	0.89403402	1,000.00000000
V	12514MAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12514MAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12514MBD6	874.88530965	0.00000000	1.11162800	0.00000000	0.00000000	0.00000000	0.00000000	1.11162800	873.62991862
X-B	12514MAA3	1,000.00000000	0.00000000	0.70142523	0.00000000	0.00000000	0.00000000	0.00000000	0.70142523	1,000.00000000
X-C	12514MAC9	1,000.00000000	0.00000000	1.04166661	0.00000000	0.00000000	0.00000000	0.00000000	1.04166661	1,000.00000000
X-D	12514MAE5	1,000.00000000	0.00000000	1.35785060	0.00000000	0.00000000	0.00000000	0.00000000	1.35785060	1,000.00000000
X-E	12514MAG0	1,000.00000000	0.00000000	1.35785145	0.00000000	0.00000000	0.00000000	0.00000000	1.35785145	1,000.00000000
X-F	12514MAJ4	1,000.00000000	0.00000000	1.35785078	0.00000000	0.00000000	0.00000000	0.00000000	1.35785078	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	101,024.73	0.00	101,024.73	0.00	0.00	0.00	101,024.73	0.00
A-3	08/01/21 - 08/30/21	30	0.00	344,260.00	0.00	344,260.00	0.00	0.00	0.00	344,260.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	470,323.57	0.00	470,323.57	0.00	0.00	0.00	470,323.57	0.00
X-A	08/01/21 - 08/30/21	30	0.00	629,283.72	0.00	629,283.72	0.00	0.00	0.00	629,283.72	0.00
A-M	08/01/21 - 08/30/21	30	0.00	180,044.10	0.00	180,044.10	0.00	0.00	0.00	180,044.10	0.00
X-B	08/01/21 - 08/30/21	30	0.00	41,926.29	0.00	41,926.29	0.00	0.00	0.00	41,926.29	0.00
X-C	08/01/21 - 08/30/21	30	0.00	32,963.54	0.00	32,963.54	0.00	0.00	0.00	32,963.54	0.00
X-D	08/01/21 - 08/30/21	30	0.00	21,485.27	0.00	21,485.27	0.00	0.00	0.00	21,485.27	0.00
X-E	08/01/21 - 08/30/21	30	0.00	8,354.86	0.00	8,354.86	0.00	0.00	0.00	8,354.86	0.00
X-F	08/01/21 - 08/30/21	30	0.00	32,227.21	0.00	32,227.21	0.00	0.00	0.00	32,227.21	0.00
B	08/01/21 - 08/30/21	30	0.00	81,140.49	0.00	81,140.49	0.00	0.00	0.00	81,140.49	0.00
C	08/01/21 - 08/30/21	30	0.00	85,113.67	0.00	85,113.67	0.00	0.00	0.00	85,113.67	0.00
D	08/01/21 - 08/30/21	30	0.00	77,251.27	0.00	77,251.27	0.00	0.00	0.00	77,251.27	0.00
E	08/01/21 - 08/30/21	30	0.00	33,623.88	0.00	33,623.88	0.00	0.00	0.00	33,623.88	0.00
F	08/01/21 - 08/30/21	30	0.00	13,075.12	0.00	13,075.12	0.00	0.00	0.00	13,075.12	0.00
G	08/01/21 - 08/30/21	30	384,375.19	50,434.72	0.00	50,434.72	29,215.73	0.00	0.00	21,218.99	413,590.92
Totals			384,375.19	2,202,532.44	0.00	2,202,532.44	29,215.73	0.00	0.00	2,173,316.71	413,590.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	2,883,983.53
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,213,228.25	Master Servicing Fee	4,238.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	4,628.77
Interest Adjustments	0.00	Trustee Fee	1,556.35
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	272.28
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,213,228.25	Total Fees	10,695.77

Principal		Expenses/Reimbursements
Scheduled Principal	710,666.82	Reimbursement for Interest on Advances	(159.97)
Unscheduled Principal Collections		ASER Amount	15,201.59
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,174.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	710,666.82	Total Expenses/Reimbursements	29,215.73

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,173,316.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	710,666.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,883,983.53
Total Funds Collected	2,923,895.07	Total Funds Distributed	2,923,895.03

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	632,393,560.70	632,393,560.70	Beginning Certificate Balance	632,393,559.71
(-) Scheduled Principal Collections	710,666.82	710,666.82	(-) Principal Distributions	710,666.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	631,682,893.88	631,682,893.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	633,368,402.43	633,368,402.43	Ending Certificate Balance	631,682,892.89
Ending Actual Collateral Balance	632,749,338.24	632,749,338.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.99)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.99)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.18
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	11	58,267,764.28	9.22%	59	4.3889	1.772780	1.39 or less	9	131,706,608.72	20.85%	57	4.5976	0.850526
7,500,000 to 14,999,999		9	96,813,118.35	15.33%	58	4.6112	1.118781	1.40 to 1.44	4	22,493,590.03	3.56%	58	4.5083	1.423301
15,000,000 to 24,999,999		8	165,402,080.42	26.18%	56	4.2059	1.609990	1.45 to 1.54	3	24,106,086.91	3.82%	58	4.5612	1.467276
25,000,000 to 49,999,999		5	183,544,248.20	29.06%	55	3.9453	2.598308	1.55 to 1.99	11	277,648,935.97	43.95%	56	4.0518	1.713778
	50,000,000 or greater	2	127,655,682.63	20.21%	59	3.4872	2.394692	2.00 to 2.49	2	26,950,664.34	4.27%	59	4.2980	2.043370
	Totals	35	631,682,893.88	100.00%	57	4.0639	1.995471	2.50 to 2.87	2	43,000,000.00	6.81%	53	4.2090	2.740000
								2.88 or greater	4	105,777,007.91	16.75%	59	3.1048	4.087662
								Totals	35	631,682,893.88	100.00%	57	4.0639	1.995471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	2,312,795.14	0.37%	59	3.7200	1.640000
							Lodging	4	51,803,332.46	8.20%	56	4.8636	1.193810
California	4	94,972,204.20	15.03%	59	3.8259	1.672187
							Mixed Use	3	92,539,419.82	14.65%	59	3.7528	1.741381
Florida	8	20,250,766.59	3.21%	59	4.1784	2.175924
							Mobile Home Park	1	4,198,887.52	0.66%	59	4.4500	2.170000
Georgia	6	90,197,900.89	14.28%	59	4.2113	1.444313
							Multi-Family	4	34,768,722.90	5.50%	58	4.6698	1.147344
Hawaii	1	10,994,097.58	1.74%	52	4.6900	0.790000
							Office	9	280,232,125.27	44.36%	57	3.8323	2.430235
Idaho	1	1,952,359.62	0.31%	59	3.7200	1.640000
							Retail	11	121,512,017.96	19.24%	54	4.4038	1.909419
Illinois	3	66,218,561.94	10.48%	50	4.6509	1.568766
							Self Storage	25	46,628,387.92	7.38%	59	3.8132	1.618424
Iowa	1	952,150.86	0.15%	59	3.7200	1.640000
							Totals	57	631,682,893.88	100.00%	57	4.0639	1.995471
Louisiana	1	5,411,722.31	0.86%	59	4.7500	1.400000

Maryland	2	3,967,795.11	0.63%	59	3.7200	1.640000

Massachusetts	1	30,000,000.00	4.75%	59	2.7982	6.420000

Michigan	1	43,000,000.00	6.81%	53	4.2090	2.740000

Minnesota	1	1,673,021.90	0.26%	59	3.7200	1.640000

Nevada	3	7,479,038.93	1.18%	59	3.7200	1.640000

New Jersey	3	7,088,567.44	1.12%	59	3.7200	1.640000

New York	7	109,612,032.33	17.35%	59	3.5684	2.577136

Ohio	1	21,744,391.15	3.44%	52	5.0500	(0.300000)

Oregon	3	33,393,638.97	5.29%	55	4.4952	1.895468

South Carolina	2	2,643,194.26	0.42%	59	3.7200	1.640000

Texas	6	73,980,153.87	11.71%	57	4.2426	1.451136

Virginia	1	3,838,500.75	0.61%	58	5.1500	1.080000

Totals	57	631,682,893.88	100.00%	57	4.0639	1.995471

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	18	416,004,221.53	65.86%	58	3.7264	2.330030	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	9	121,349,728.60	19.21%	52	4.6001	1.666463	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	8	94,328,943.75	14.93%	57	4.8629	0.943269	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	631,682,893.88	100.00%	57	4.0639	1.995471	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	35	631,682,893.88	100.00%	57	4.0639	1.995471
								Totals	35	631,682,893.88	100.00%	57	4.0639	1.995471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	35	631,682,893.88	100.00%	57	4.0639	1.995471	Interest Only	8	198,000,000.00	31.34%	58	3.3459	3.120808
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 month to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	631,682,893.88	100.00%	57	4.0639	1.995471	115 months or greater	27	433,682,893.88	68.66%	56	4.3918	1.481693
								Totals	35	631,682,893.88	100.00%	57	4.0639	1.995471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	57,982,805.13	9.18%	59	3.9770	1.565860				None
	12 months or less	29	534,371,202.74	84.59%	56	4.0207	2.079848
	13 months to 24 months	3	39,328,886.01	6.23%	58	4.7798	1.482401
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	631,682,893.88	100.00%	57	4.0639	1.995471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311335	OF	New York	NY	Actual/360	2.98325%	166,983.79	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	09/06/21
2	30311342	OF	Alpharetta	GA	Actual/360	4.01025%	216,678.20	94,016.59	0.00	N/A	08/06/26	--	62,749,699.22	62,655,682.63	09/06/21
3	30311336	MU	San Francisco	CA	Actual/360	3.39425%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/21
3a	30311337				Actual/360	3.39425%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/21
3b	30311338				Actual/360	3.39425%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/21
3c	30311339				Actual/360	3.39425%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/21
4	30311334	OF	Chicago	IL	Actual/360	4.61025%	192,347.18	64,273.90	0.00	N/A	08/06/25	--	48,453,561.16	48,389,287.26	09/06/21
5	30311292	SS	Various	Various	Actual/360	3.72025%	135,080.75	113,481.65	0.00	08/06/26	08/06/36	--	42,168,809.37	42,055,327.72	09/06/21
6	30311331	RT	Birch Run	MI	Actual/360	4.20925%	90,610.42	0.00	0.00	N/A	02/06/26	--	25,000,000.00	25,000,000.00	09/06/21
6a	30311332				Actual/360	4.20925%	65,239.50	0.00	0.00	N/A	02/06/26	--	18,000,000.00	18,000,000.00	09/06/21
7	30311343	OF	Frisco	TX	Actual/360	4.08025%	134,096.88	68,359.45	0.00	N/A	08/01/26	--	38,167,992.67	38,099,633.22	09/01/21
9	30311340	OF	Boston	MA	Actual/360	2.79825%	72,286.23	0.00	0.00	08/06/26	11/06/28	--	30,000,000.00	30,000,000.00	09/06/21
10	30311347	MU	New York	NY	Actual/360	4.27025%	83,802.17	39,475.69	0.00	N/A	08/06/26	--	22,791,252.51	22,751,776.82	09/06/20
11	30311348	LO	Columbus	OH	Actual/360	5.05025%	94,686.13	29,486.63	0.00	N/A	01/06/26	--	21,773,877.78	21,744,391.15	06/06/21
12	30311344	RT	Troutdale	OR	Actual/360	4.52025%	79,771.60	28,659.58	0.00	N/A	02/06/26	--	20,495,130.87	20,466,471.29	09/06/21
13	30311349	LO	San Leandro	CA	Actual/360	4.75025%	78,978.03	26,785.97	0.00	N/A	07/06/26	--	19,308,719.37	19,281,933.40	09/06/21
14	30311350	RT	Humble	TX	Actual/360	4.29025%	59,817.69	24,210.66	0.00	N/A	10/06/25	--	16,192,471.02	16,168,260.36	09/06/21
15	30311333	OF	Chicago	IL	Actual/360	4.80025%	59,799.38	22,887.88	0.00	N/A	07/06/26	--	14,467,591.11	14,444,703.23	03/06/20
16	30297463	MF	Augusta	GA	Actual/360	4.85025%	59,472.28	22,319.95	0.00	N/A	07/06/26	--	14,240,120.48	14,217,800.53	09/06/21
17	30311351	RT	Various	NY	Actual/360	4.65025%	45,529.42	16,093.46	0.00	N/A	07/06/26	--	11,370,510.64	11,354,417.18	09/06/21
18	30311352	RT	Lahaina	HI	Actual/360	4.69025%	44,470.25	17,176.14	0.00	N/A	01/06/26	--	11,011,273.72	10,994,097.58	07/06/21
19	30297548	OF	Valhalla	NY	Actual/360	4.50025%	40,777.90	17,490.91	0.00	N/A	08/06/26	--	10,523,329.24	10,505,838.33	09/06/21
20	30311353	MU	Cumming	GA	Actual/360	4.75025%	40,098.20	15,652.86	0.00	N/A	07/06/26	--	9,803,295.86	9,787,643.00	09/06/21
21	30311354	RT	Novato	CA	Actual/360	4.25025%	33,437.23	12,313.18	0.00	N/A	07/06/26	--	9,136,549.22	9,124,236.04	08/06/21
22	30311341	MF	Houston	TX	Actual/360	4.30025%	32,007.76	12,283.23	0.00	N/A	07/06/26	--	8,644,256.54	8,631,973.31	09/06/21
23	30311345	OF	Portland	OR	Actual/360	4.40025%	29,422.81	13,141.87	0.00	N/A	08/06/26	--	7,765,551.02	7,752,409.15	09/06/21
24	30311355	MF	Houston	TX	Actual/360	4.70025%	26,378.47	10,444.81	0.00	N/A	08/06/26	--	6,517,671.56	6,507,226.75	09/06/21
25	30311328	RT	Rancho Cucamonga	CA	Actual/360	4.47025%	25,308.50	9,025.00	0.00	N/A	07/06/26	--	6,575,059.76	6,566,034.76	08/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30297603	LO	Cocoa Beach	FL	Actual/360	4.83025%	23,337.20	8,778.09	0.00	N/A	08/06/26	--	5,611,027.47	5,602,249.38	08/06/21
27	30311346	MF	New Orleans	LA	Actual/360	4.75025%	22,170.65	8,606.54	0.00	N/A	08/06/26	--	5,420,328.85	5,411,722.31	09/06/21
28	30297382	LO	Eugene	OR	Actual/360	4.54025%	20,264.05	8,599.92	0.00	N/A	07/06/26	--	5,183,358.45	5,174,758.53	09/06/21
29	30311329	SS	Various	TX	Actual/360	4.67025%	18,419.90	7,421.91	0.00	N/A	07/06/26	--	4,580,482.14	4,573,060.23	08/06/21
30	30311356	MH	Englewood	FL	Actual/360	4.45025%	16,116.93	7,054.13	0.00	N/A	08/06/26	--	4,205,941.65	4,198,887.52	09/06/21
31	30311330	RT	Emporia	VA	Actual/360	5.15025%	17,047.94	5,694.05	0.00	N/A	07/06/26	--	3,844,194.80	3,838,500.75	08/06/21
32	30311357	OF	Summit Argo	IL	Actual/360	4.60025%	13,434.13	6,932.77	0.00	N/A	08/01/26	--	3,391,504.22	3,384,571.45	09/01/21
Totals							2,213,228.25	710,666.82	0.00				632,393,560.70	631,682,893.88

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	81,544,300.00	21,793,750.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,296,720.00	6,424,648.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3a	34,097,652.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3b	34,097,652.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3c	34,097,652.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	34,097,652.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	45,731,584.00	49,970,256.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,662,882.11	13,697,271.14	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,514,301.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6a	15,514,301.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,388,443.62	914,414.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	77,652,750.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	747,327.27	01/01/21	03/31/21	02/08/21	0.00	0.00	122,916.75	1,478,167.69	859,052.69	0.00
11	(267,654.81)	0.00	--	--	--	0.00	0.00	123,827.77	372,239.67	768,413.44	0.00
12	2,197,960.71	2,460,358.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,201,724.82	1,878,125.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	734,917.00	0.00	--	--	10/06/20	3,681,637.74	178,986.40	67,311.26	1,308,265.94	0.00	0.00
16	912,213.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,085,817.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	299,035.22	157,943.87	01/01/21	03/31/21	--	0.00	0.00	61,471.92	123,197.89	96,248.78	0.00
19	1,329,554.21	1,218,007.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,039,080.67	1,075,928.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	785,184.11	867,398.28	01/01/21	06/30/21	--	0.00	0.00	45,711.07	45,711.07	0.00	0.00
22	916,656.92	956,916.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	809,313.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	509,875.82	519,390.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	573,408.00	0.00	--	--	--	0.00	0.00	33,923.02	33,923.02	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	32,091.13	32,091.13	0.00	0.00
27	527,669.53	557,822.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	553,134.22	1,122,848.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	558,928.00	0.00	--	--	--	0.00	0.00	25,516.41	25,516.41	0.00	0.00
30	506,252.13	608,848.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	376,956.00	101,057.00	01/01/21	03/31/21	--	0.00	0.00	22,402.68	22,402.68	0.00	0.00
32	321,428.20	355,265.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	411,667,348.07	105,427,578.49				3,681,637.74	178,986.40	535,172.00	3,441,515.50	1,723,714.91	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	1	10,994,097.58	1	21,744,391.15	2	37,196,480.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.063937%	4.042482%	57
08/12/21	1	11,011,273.72	1	21,773,877.78	2	37,258,843.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.064242%	4.044601%	58
07/12/21	0	0.00	1	11,028,380.77	2	37,320,968.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.064545%	4.044901%	59
06/11/21	1	11,046,852.38	0	0.00	2	37,387,485.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.064876%	4.045228%	60
05/12/21	0	0.00	1	11,063,816.32	3	59,313,727.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.065175%	4.045524%	61
04/12/21	1	19,419,852.39	1	11,082,149.97	3	59,411,794.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.065502%	4.045847%	62
03/12/21	0	0.00	1	11,098,971.93	3	59,501,764.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.065797%	4.046139%	63
02/12/21	0	0.00	0	0.00	4	70,734,622.92	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	4.066180%	4.046517%	64
01/12/21	1	5,675,208.33	1	11,136,724.32	3	59,703,728.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.031417%	4.012160%	61
12/11/20	1	11,153,326.76	0	0.00	3	59,792,532.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.031725%	4.012464%	62
11/13/20	0	0.00	0	0.00	3	59,888,748.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.032061%	4.012796%	63
10/13/20	0	0.00	0	0.00	4	71,164,590.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.032365%	4.013096%	64
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30311347	09/06/20	11	6	122,916.75	1,478,167.69	932,480.07	23,234,796.46	07/01/20	2
11	30311348	06/06/21	2	2	123,827.77	372,239.67	768,413.44	21,835,518.36	06/24/20	2
15	30311333	03/06/20	17	6	67,311.26	1,308,265.94	0.00	14,859,485.32	06/15/20	2
18	30311352	07/06/21	1	1	61,471.92	123,197.89	96,762.08	11,028,380.77	07/16/20	98
21	30311354	08/06/21	0	A	45,711.07	45,711.07	0.00	9,136,549.22
25	30311328	08/06/21	0	B	33,923.02	33,923.02	0.00	6,575,059.76
26	30297603	08/06/21	0	B	32,091.13	32,091.13	400.00	5,611,027.47	04/27/20	9
29	30311329	08/06/21	0	A	25,516.41	25,516.41	0.00	4,580,482.14
31	30311330	08/06/21	0	B	22,402.68	22,402.68	0.00	3,844,194.80
Totals					535,172.00	3,441,515.50	1,798,055.59	100,705,494.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		48,389,287	48,389,287	0		0
49 - 60 Months		511,238,279	441,303,310	69,934,969		0
> 60 Months		72,055,328	72,055,328	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	631,682,894	561,747,925	10,994,098	21,744,391	37,196,480	0
Aug-21	632,393,561	562,349,566	11,011,274	21,773,878	37,258,844	0
Jul-21	633,101,584	584,752,235	0	11,028,381	37,320,968	0
Jun-21	633,859,942	585,425,604	11,046,852	0	37,387,486	0
May-21	634,562,508	564,184,963	0	11,063,816	59,313,728	0
Apr-21	635,315,603	545,401,806	19,419,852	11,082,150	59,411,794	0
Mar-21	636,012,751	565,412,015	0	11,098,972	59,501,765	0
Feb-21	636,867,292	566,132,669	0	0	70,734,623	0
Jan-21	677,558,659	601,042,998	5,675,208	11,136,724	59,703,728	0
Dec-20	678,247,455	607,301,595	11,153,327	0	59,792,533	0
Nov-20	678,987,272	619,098,523	0	0	59,888,749	0
Oct-20	679,670,752	608,506,162	0	0	71,164,590	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30311347	22,751,776.82	23,234,796.46		--	745,480.77	2.02000	03/31/21	08/06/26	298
11	30311348	21,744,391.15	21,835,518.36		--	(447,868.85)	(0.30000)	09/30/20	01/06/26	298
15	30311333	14,444,703.23	14,859,485.32		--	734,917.00	0.36000	06/30/20	07/06/26	297
18	30311352	10,994,097.58	11,028,380.77		--	146,101.87	0.79000	03/31/21	01/06/26	298
26	30297603	5,602,249.38	5,611,027.47		--	1,224,232.29	3.18000	12/31/19	08/06/26	298
Totals		75,537,218.16	76,569,208.38			2,402,863.08

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30311347	MU	NY	07/01/20	2

9/7/2021 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Calls held with Borrower to discuss loan and property performance. Default Notice sent to Borrower. Ongoing discussion with Borrower however no

	resolution reached to d ate. Initiating legal proceedings. Pursuing appointment of a receiver / foreclosure action.

11	30311348	LO	OH	06/24/20	2
	9/7/2021 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is in payment default. SS has initiated legal proceedings.

15	30311333	OF	IL	06/15/20	2

9/7/2021 - COVID - The loan transferred to special servicing effective 6/10/2020 for payment default. The loan collateral is a 487,022 sq ft office property was built in 1892 and renovated in 2014 located in Chicago, IL. The single tenant that occupied 7 5% ofthe property vacated and stopped paying rent in April 2020. The property is currently 100% vacant. Inspection in July 2021 reported the property to be in average to good condition. Receiver was placed on 9/15/2020. Strategy is

	to dual track foreclosu re and a work out with the Borrower along wtih pursuing a recovery from the defaulted tenant. Pari Passu loan.

18	30311352	RT	HI	07/16/20	98

9/7/2021 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. The Borrower returned the signed PNL. The special servicer recently processed approval for new property manager.

	Discussions with Borro wer are ongoing and Special Servicer is evaluating the appropriate next steps. Counsel has been engaged to dual track Lenders rights.

26	30297603	LO	FL	04/27/20	9

9/7/2021 - Loan transferred for Imminent Monetary Default at Borrowers request as a result of COVID-19. Borrower has since withdrawn their ask. The Loan is current and Special Servicer is working with the Borrower to send the loan back to

	the Master Ser vicer.	Cash Management is being set up.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30311327 02/12/21	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30311327	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	4,906.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	4,687.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(159.97)	0.00	0.00	0.00
15	0.00	0.00	1,001.82	0.00	0.00	15,201.59	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,370.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	1,207.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,174.11	0.00	0.00	15,201.59	0.00	0.00	(159.97)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		29,215.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27